UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-203

MASSACHUSETTS INVESTORS TRUST

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2009

ITEM 1.	SCHEDULE OF INVESTMENTS.

Massachusetts Investors Trust

9/30/09
Quarterly portfolio holdings

Massachusetts Investors Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 9/30/09

Issuer	Shares/Par	Value ($)
Common Stocks – 99.1%
Aerospace – 3.5%
Lockheed Martin Corp.	605,210	$47,254,796
United Technologies Corp.	862,410	52,546,641

		$99,801,437

Alcoholic Beverages – 2.2%
Diageo PLC	2,194,768	$33,672,684
Heineken N.V.	619,875	28,577,979

		$62,250,663

Apparel Manufacturers – 1.6%
NIKE, Inc., “B”	723,290	$46,796,863

Automotive – 0.6%
Bayerische Motoren Werke AG	367,950	$17,741,573

Biotechnology – 2.3%
Genzyme Corp. (a)	779,500	$44,221,035
Gilead Sciences, Inc. (a)	499,810	23,281,150

		$67,502,185

Broadcasting – 1.8%
Walt Disney Co.	1,919,890	$52,720,179

Brokerage & Asset Managers – 1.5%
Charles Schwab Corp.	1,050,560	$20,118,224
Franklin Resources, Inc.	224,100	22,544,460

		$42,662,684

Business Services – 2.8%
Amdocs Ltd. (a)	1,038,220	$27,907,354
MasterCard, Inc., “A”	137,800	27,856,270
Visa, Inc., “A”	367,090	25,369,590

		$81,133,214

Chemicals – 1.7%
3M Co.	457,250	$33,745,050
Monsanto Co.	186,000	14,396,400

		$48,141,450

Computer Software – 2.4%
Oracle Corp.	2,496,510	$52,027,268
VeriSign, Inc. (a)	772,780	18,307,158

		$70,334,426

Computer Software - Systems – 5.4%
Apple, Inc. (a)	278,140	$51,558,812
EMC Corp. (a)	1,503,280	25,615,891
Hewlett-Packard Co.	1,263,740	59,661,165
International Business Machines Corp.	167,160	19,994,008

		$156,829,876

Construction – 0.5%
Sherwin-Williams Co.	261,700	$15,743,872

Consumer Products – 4.4%
Colgate-Palmolive Co.	351,900	$26,842,932
Procter & Gamble Co.	1,145,476	66,345,970
Reckitt Benckiser Group PLC	697,493	34,087,505

		$127,276,407

Electrical Equipment – 2.2%
Danaher Corp.	645,780	$43,473,910
Rockwell Automation, Inc.	481,130	20,496,138

		$63,970,048

Massachusetts Investors Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 9/30/09 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electronics – 4.2%
Intel Corp.	3,045,940	$59,609,046
National Semiconductor Corp.	1,656,740	23,641,680
Samsung Electronics Co. Ltd., GDR	109,394	37,303,354

		$120,554,080

Energy - Independent – 2.7%
EOG Resources, Inc.	184,680	$15,422,627
Noble Energy, Inc.	416,810	27,492,788
Occidental Petroleum Corp.	453,580	35,560,672

		$78,476,087

Energy - Integrated – 4.7%
Chevron Corp.	686,220	$48,330,475
Exxon Mobil Corp.	401,870	27,572,301
Hess Corp.	563,820	30,141,817
TOTAL S.A., ADR	500,760	29,675,038

		$135,719,631

Food & Beverages – 3.2%
General Mills, Inc.	276,440	$17,797,207
Nestle S.A.	913,553	38,929,365
PepsiCo, Inc.	616,549	36,166,764

		$92,893,336

Food & Drug Stores – 1.7%
CVS Caremark Corp.	1,339,200	$47,863,008

Gaming & Lodging – 2.0%
Carnival Corp.	624,960	$20,798,669
International Game Technology	638,210	13,708,751
Ladbrokes PLC	3,339,821	10,002,548
Starwood Hotels & Resorts Worldwide, Inc.	424,210	14,011,656

		$58,521,624

General Merchandise – 1.5%
Target Corp.	901,030	$42,060,080

Insurance – 2.3%
MetLife, Inc.	899,560	$34,246,249
Travelers Cos., Inc.	664,360	32,706,443

		$66,952,692

Internet – 2.0%
Google, Inc., “A” (a)	114,790	$56,918,622

Machinery & Tools – 0.5%
Eaton Corp.	244,870	$13,857,193

Major Banks – 11.2%
Bank of America Corp.	3,184,890	$53,888,339
Bank of New York Mellon Corp.	1,512,573	43,849,491
Goldman Sachs Group, Inc.	240,910	44,411,759
JPMorgan Chase & Co.	1,946,680	85,303,518
State Street Corp.	1,031,360	54,249,536
Wells Fargo & Co.	1,518,006	42,777,409

		$324,480,052

Medical Equipment – 3.6%
Becton, Dickinson and Co.	417,800	$29,141,550
Medtronic, Inc.	1,374,420	50,578,656
St. Jude Medical, Inc. (a)	641,970	25,043,250

		$104,763,456

Massachusetts Investors Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 9/30/09 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Natural Gas - Distribution – 1.0%
Questar Corp.	730,520	$27,438,331

Network & Telecom – 2.7%
Cisco Systems, Inc. (a)	2,705,259	$63,681,797
Nokia Corp., ADR	918,540	13,429,055

		$77,110,852

Oil Services – 2.3%
Halliburton Co.	1,112,610	$30,173,983
Noble Corp.	563,030	21,372,619
Transocean, Inc. (a)	178,890	15,300,462

		$66,847,064

Other Banks & Diversified Financials – 0.4%
American Express Co.	344,920	$11,692,788

Pharmaceuticals – 6.8%
Abbott Laboratories	1,265,060	$62,582,518
Johnson & Johnson	1,096,368	66,757,848
Merck & Co., Inc.	466,270	14,748,120
Roche Holding AG	145,679	23,546,495
Teva Pharmaceutical Industries Ltd., ADR	549,770	27,796,371

		$195,431,352

Specialty Chemicals – 2.1%
Linde AG	324,930	$35,224,001
Praxair, Inc.	299,100	24,433,479

		$59,657,480

Specialty Stores – 2.1%
Nordstrom, Inc.	982,210	$29,996,693
Staples, Inc.	1,310,820	30,437,240

		$60,433,933

Telecommunications - Wireless – 1.0%
America Movil S.A.B. de C.V., “L”, ADR	207,130	$9,078,508
Rogers Communications, Inc., “B”	707,043	19,963,489

		$29,041,997

Telephone Services – 2.7%
American Tower Corp., “A” (a)	512,540	$18,656,456
AT&T, Inc. (s)	2,215,810	59,849,028

		$78,505,484

Tobacco – 1.5%
Philip Morris International, Inc.	912,140	$44,457,704

Trucking – 1.3%
Expeditors International of Washington, Inc.	415,860	$14,617,479
FedEx Corp.	286,470	21,548,273

		$36,165,752

Utilities - Electric Power – 2.7%
American Electric Power Co., Inc.	339,260	$10,513,667
Exelon Corp.	429,610	21,317,248
FPL Group, Inc.	501,070	27,674,096
Wisconsin Energy Corp.	395,110	17,847,119
		$77,352,130

Total Common Stocks		$2,860,099,605

Money Market Funds (v) – 0.9%
MFS Institutional Money Market Portfolio, 0.16%, at Net Asset Value	25,729,849	$25,729,849

Massachusetts Investors Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 9/30/09 - continued

Total Investments	$2,885,829,454

Other Assets, Less Liabilities – 0.0%	1,198,734

Net Assets – 100.0%	$2,887,028,188

(a)	Non-income producing security.
(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short. At September 30, 2009, the value of securities pledged amounted to $175,565. At September 30, 2009, the fund had no short sales outstanding.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
GDR	Global Depository Receipt
PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Massachusetts Investors Trust

Supplemental Information (Unaudited) 9/30/09

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as September 30, 2009, in valuing the fund’s assets or liabilities carried at market value:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$2,860,099,605	$—	$—	$2,860,099,605
Mutual Funds	25,729,849	—	—	25,729,849

Total Investments	$2,885,829,454	$—	$—	$2,885,829,454

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$2,745,984,221

Gross unrealized appreciation	$378,796,961
Gross unrealized depreciation	(238,951,728)

Net unrealized appreciation (depreciation)	$139,845,233

The aggregate cost above includes prior fiscal year end tax adjustments.

Massachusetts Investors Trust

Supplemental Information (Unaudited) 9/30/09 - continued

(3) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Fund	51,463,634	193,946,869	(219,680,654)	25,729,849

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Fund	$—	$—	$55,731	$25,729,849

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MASSACHUSETTS INVESTORS TRUST

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President

Date: November 16, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President (Principal Executive Officer)

Date: November 16, 2009

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: November 16, 2009

*	Print name and title of each signing officer under his or her signature.